Property, Plant and Equipment, Net (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Acquisition cost, Beginning balance	$ 123,249	$ 141,064
Acquisition cost, Additions	182,625	21,268
Acquisition cost, Disposals		(39,083)
Acquisition cost, Ending balance	305,874	123,249
Land [Member]
Statement Line Items [Line Items]
Acquisition cost, Beginning balance
Acquisition cost, Additions	47,124
Acquisition cost, Disposals
Acquisition cost, Ending balance	47,124
Molds [Member]
Statement Line Items [Line Items]
Acquisition cost, Beginning balance	37,515	29,155
Acquisition cost, Additions	3,754	8,360
Acquisition cost, Disposals
Acquisition cost, Ending balance	41,269	37,515
Vehicles [Member]
Statement Line Items [Line Items]
Acquisition cost, Beginning balance	1,602	40,349
Acquisition cost, Additions		306
Acquisition cost, Disposals		(39,053)
Acquisition cost, Ending balance	1,602	1,602
Computers and equipment [member]
Statement Line Items [Line Items]
Acquisition cost, Beginning balance	59,640	47,628
Acquisition cost, Additions	7,183	12,042
Acquisition cost, Disposals		(30)
Acquisition cost, Ending balance	66,823	59,640
Leasehold improvements [Member]
Statement Line Items [Line Items]
Acquisition cost, Beginning balance	24,492	23,932
Acquisition cost, Additions	5,390	560
Acquisition cost, Disposals
Acquisition cost, Ending balance	29,882	24,492
Construction in progress [member]
Statement Line Items [Line Items]
Acquisition cost, Beginning balance
Acquisition cost, Additions	119,174
Acquisition cost, Disposals
Acquisition cost, Ending balance	$ 119,174